                                                UAM Funds
                                                Funds for the Informed Investors

 Clipper Focus Portfolio


                                                                [LOGO OF UAM(R)]
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO
                                                         OCTOBER 31, 1999

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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .......................................................   1

Portfolio of Investments ...................................................   7

Statement of Assets and Liabilities ........................................  10

Statement of Operations ....................................................  11

Statement of Changes in Net Assets .........................................  12

Financial Highlights .......................................................  13

Notes to Financial Statements ..............................................  14
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                                       1
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO

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October 31, 1999

Dear Shareholder:

Interest rates rose a little. Stock prices declined a little. Otherwise the status quo continued during the last six months. This is still the most generously valued stock market in American history with most of that generous valuation concentrated in a small number of large growth and technology stocks. The S&P 500 increased 2.7% versus a decline of 5.8% for your portfolio for the six-month period ended October 31st.

Don't Worry. Be Happy.
"Sometimes imagination makes things out far worse than they are" wrote Winston Churchill. "Those people who are imaginative see many more dangers than perhaps exist." That observation clearly applies to the stock market where it is easy to become consumed by pointless worry. There is little reason to worry about unpredictable dangers such as the Gulf War; the best one can do is to respond rationally as future facts unfold. There is some reason to worry about the Y2K Millennium Bug, but the best one can do is to prepare diligently (we have) and then be ready to act quickly to deal with problems as they occur (we are). There is little basis to worry about most of the financial disaster scenarios which grip popular imagination from time to time because they usually depend upon extremely abnormal and low probability events taking place.

There is, however, a class of concerns that is very relevant for every rational investor. Call it a return to normalcy. If one is starting from an extremely abnormal position as we are today, then a return to more normal circumstances combines a probable occurrence with a punitive outcome. Three such returns to normal, probable conditions are the subject of this letter.

Price/Earnings Ratios Return to Normal
The worst bear market of the post World War II period was 1973-74. From peak to trough the S&P 500 declined a thumping 45%, and at that trough there were many good companies selling at single digit P/E ratios. There were so many great opportunities at the bottom that a then-unknown investor named Warren Buffett was quoted in Forbes Magazine as feeling like an oversexed man in a harem.

If (more likely when) price/earnings ratios return to normal, the result will not be an abundance of single-digit P/E bargains as in 1974. A 45% decline would merely return the S&P 500's P/E ratio to its long-term norm of 16 times earnings. The reason is that today the P/E ratio stands at an extremely high peak never seen before in this nation's financial history. The strong bull case for stocks today requires remaining at or surpassing that all time peak, which is like the 19 year old newlyweds

                                       1
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO

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returning from the honeymoon believing their feelings will remain at current levels of passionate intensity as long as they both shall live. That is an understandable hope, not a high probability expectation.


                     Market Valuations are the Highest Ever
                         Normalized S&P 500 P/E Ratios

                           [LINE CHART APPEARS HERE]

Two qualifications are essential here. We have no ability to predict the stock market's direction, but we can note that a return to more normal P/E ratios poses a risk to investors which is both large and likely. Even more important, we think that the S&P 500 is no longer representative of the stock market in general because its valuation is skewed by a small number of technology and growth companies. Outside those favored few stocks, equity valuations are more reasonable, and it is in those more reasonably valued stocks that we have concentrated your portfolio.

                                       2
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO

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Personal Savings Returns to Normal
Normally people save for retirement or a rainy day. For as long as national income statistics have been collected, the personal savings rate has hovered above 6%. No longer. Personal savings have plunged in recent years and now are slightly negative, a situation without precedent in modern financial history. One reason the economy has been so strong is that consumers, who account for two-thirds of gross domestic product, have been spending every dollar they make and then some.

                    Personal Savings Plunge to a Record Low
              Personal Savings as % of Disposable Personal Income

                           [LINE CHART APPEARS HERE]

Economists debate the cause of vanishing personal savings, but most explanations center around the wealth effect from the stock market. Why should I save any of my current income when I know my stock portfolio will increase into infinity? Usually the stock market is the consequence of economic causes such as corporate profits and interest rates. Today the line of causation runs in reverse. The stock market's gains are a significant cause of the consumption binge which is stimulating the economy and corporate profits. If (more likely when) personal savings return to normal, the economic dislocation will be substantial and possibly recessionary.

                                       3
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO

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Profits Return To Normal
Corporate profitability has been off the chart in the late 1990's. Never in American financial history have companies earned so much on their equity, enjoyed higher after tax profit margins, etc. Because this wonderful situation is without precedent, there is no way to predict how long it will last. If (more likely when) corporate profitability returns to normal, the likely causes are recession, excess capacity, and the Internet.

                  Corporate Profitability is at a Record Peak
                      Return on Beginning Equity (S&P 400)

                           [LINE CHART APPEARS HERE]

Recession is the most obvious danger to today's record high profitability, though probably not the most serious one. Most postwar recessions have been brief affairs when corporate profits declined, then promptly rebounded as the recession ended. There is no way to predict the onset of recession with any large degree of confidence (economists have tried hard with only modest success), but it remains a reasonable risk to the economy in general and profits in particular.

Perhaps a more serious risk is a longer term decline in profits as a response to widespread excess capacity. The record profitability of the 1990's has provided both the incentive and the means (through retained earnings) to create a capital spending boom. Probably as a result of all that new productive capacity, surveys of corporate pricing power are hitting record lows. In many industries the relevant excess capacity is global, not merely national, and may take years of economic growth to absorb fully. Large profits and large amounts of excess capacity seldom occur at the same time.

                                       4
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO

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The Internet deserves a special mention even though its hype currently exceeds its economic impact. There is a high probability that the Internet will improve overall economic efficiency, and a reasonable possibility that it will erode overall corporate profits as a consequence:

 . Price cutting is bad for profits, yet severe price competition is central to the business model of retail e-commerce. If you want to buy a book on the New York Times best seller list, several on-line merchants will sell it to you at 50% off. This resembles a mutual suicide pact since none of them make money selling at such cutthroat prices and, remarkably, none seem to care.

 . The Internet alters the economics of information in favor of buyers. If you want to buy a car, an airline ticket, or ten tons of ethylene, comparing alternative suppliers now is much easier. Paying the cheapest price first requires finding the cheapest price, and the Internet makes the finding much easier and more efficient.

 . The Internet's most significant impact may be to lower the barriers to competitive entry in many businesses, and to lower their profits as a consequence of that new competition. An on-line bank can serve as many customers as a traditional bank can with 100 branches, but without the traditional bank's huge investment in building and operating that branch network. The Internet invaders view established business empires the way Cortez viewed the Aztec empire -- vulnerable to his advanced technology and aggressive tactics. Time will tell if the Internet invaders become profitable conquistadors, but the coming battles for market share are unlikely to be good for established profits.

Generous Nutrition
The above observations on the broad stock market are secondary to our basic job as value investors -- buying stock in companies at a large discount to the price a rational private buyer would pay for the entire business. General Nutrition is a recent example. Less than a year ago we valued the business at $25 per share and were able to buy the stock at about $12. Last quarter the entire company was purchased for $25. We wish we could enjoy such instant gratification more often. There is, however, an important observation from this example: Even in the context of a generously valued stock market, we would be happy to be fully invested if we could find enough good, cheap companies.

                                       5
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO
                                                    OCTOBER 31, 1999 (Unaudited)

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The good news about a large gain in one of our stocks contrasts with the bad news about a loss in another -- Mattel. In this case, there has been a permanent loss of value due to management mistakes (e.g. overpaying for an acquisition outside their competence, deteriorating accounting quality) rather than to major problems in the basic business. Through our "devil's advocate" investment process, we try to be diligent at the unpleasant task of recognizing our own mistakes or significant changes in fundamental facts. In this case, our decision is to reduce or eliminate the stock on a price-sensitive basis. The top ten holdings as of October 31, 1999 were: Fannie Mae (12.5%), Freddie Mac (12.5%), Philip Morris (9.7%), Columbia/HCA Healthcare (8.3%), Golden West Financial (5.6%), Manpower (5.1%), Equity Residential (5.0%), International Game Technology (4.4%), DeBeers Consolidated Mines ADR (4.2%), UST (4.2%).

Pacific Financial Research, Inc.

The investment results presented in this report represent past performance and should not be construed as a guarantee of future results. A portfolio's performance assumes the reinvestment of all dividends and distributions.

There are no assurances that a portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's holdings are subject to change because it is actively managed.

Portfolio changes should not be considered recommendations for action by individual investors.

                       Definition of the Comparative Index
                       -----------------------------------

Standard & Poor's 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

The comparative index assumes reinvestment of dividends and, unlike a portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

                                       6
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO
                                                    October 31, 1999 (Unaudited)

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PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
COMMON STOCKS - 95.2%
--------------------------------------------------------------------------------

                                                     Shares             Value
                                                    --------          ---------
BANKS -- 5.3%
   Golden West Financial .....................       45,300          $ 5,062,275
                                                                     -----------

CHEMICALS -- 1.5%
   Great Lakes Chemical ......................       41,100            1,459,050
                                                                     -----------

COMPUTERS & SERVICES -- 4.2%
   International Game Technology .............      214,000            3,985,750
                                                                     -----------

DEFENSE AND AEROSPACE -- 2.4%
   Lockheed Martin ...........................      113,300            2,266,000
                                                                     -----------

DRUGS -- 1.3%
   Sigma Aldrich .............................       42,600            1,211,437
                                                                     -----------

FINANCIAL SERVICES -- 38.5%
   American General Hospitality REIT .........       37,700            1,418,463
   Archstone Community Trust REIT ............       90,100            1,802,000
   Avalonbay Communities REIT ................       42,900            1,386,206
   Bear Stearns ..............................       71,480            3,046,835
   Equity Residential Properties Trust .......      108,300            4,528,294
   Fannie Mae ................................      159,500           11,284,625
   Freddie Mac ...............................      209,000           11,299,045
   General Growth Properties REIT ............        7,900              228,606
   Mack-Cali Realty REIT .....................       61,600            1,586,200
                                                                     -----------
                                                                      36,580,274
                                                                     -----------
FOOD, BEVERAGE & TOBACCO -- 13.2%
   Philip Morris .............................      346,700            8,732,506
   UST .......................................      136,700            3,784,881
                                                                     -----------
                                                                      12,517,387
                                                                     -----------
HOUSEHOLD PRODUCTS -- 1.8%
   Stanley Works .............................       61,500            1,706,625
                                                                     -----------



The accompanying notes are an integral part of the financial statements.

                                       7
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO
                                                    OCTOBER 31, 1999 (Unaudited)

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--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------

                                                    Shares              Value
                                                   --------           ---------
INSURANCE -- 3.3%
   Old Republic International .........             206,300         $ 2,823,749
   Security Capital Group Cl A* .......                 440             305,800
                                                                    -----------
                                                                      3,129,549
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 10.4%
   Columbia/HCA Healthcare ............             310,800           7,498,050
   Tenet Healthcare* ..................             124,000           2,410,250
                                                                    -----------
                                                                      9,908,300
                                                                    -----------
METALS & MINING -- 4.1%
   De Beers Consolidated Mines ADR ....             141,700           3,834,756
                                                                    -----------
MISCELLANEOUS BUSINESS SERVICES -- 1.0%
   Olsten .............................              92,600             931,788
                                                                    -----------
MISCELLANEOUS CONSUMER SERVICES -- 4.9%
   Manpower ...........................             131,200           4,608,400
                                                                    -----------
MISCELLANEOUS MANUFACTURING -- 1.6%
   Hillenbrand Industries .............              46,000           1,523,750
                                                                    -----------
REAL ESTATE -- 0.3%
   Security Capital Group, Cl B REIT* .              21,700             298,375
                                                                    -----------
WHOLESALE -- 1.4%
   Airgas * ...........................             142,400           1,352,800
                                                                    -----------
   TOTAL COMMON STOCKS
      (Cost $93,123,409) ..............                              90,376,516
                                                                    -----------



The accompanying notes are an integral part of the financial statements.

                                       8
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO
                                                    OCTOBER 31, 1999 (Unaudited)

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--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.3%
--------------------------------------------------------------------------------

                                                                                Face
                                                                               Amount               Value
                                                                              --------            ---------
REPURCHASE AGREEMENT -- 3.3%
  Chase Securities, Inc. 5.15%, dated 10/29/99, due 11/01/99, to be repurchased at $3,107,333, collateralized by $3,116,567 of various U.S. Treasury Bills and U.S. Treasury Notes,
     valued at $3,106,086 (Cost $3,106,000) ............................     $3,106,000          $ 3,106,000
                                                                                                 -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $3,106,000) ...................................................                           3,106,000
                                                                                                 -----------
TOTAL INVESTMENTS -- 98.5%
   (Cost $96,229,408) (a) ..............................................                          93,482,516
                                                                                                 -----------
OTHER ASSETS AND LIABILITIES, NET -- 1.5% ..............................                           1,446,457
                                                                                                 -----------
TOTAL NET ASSETS-- 100.0% ..............................................                         $94,928,973
                                                                                                 ===========

   * Non-Income Producing Security
 ADR American Depositary Receipt
  Cl Class
REIT Real Estate Investment Trust
(a) The cost for federal income tax purposes was $96,229,408. At October 31, 1999, net unrealized depreciation for all securities based on tax cost was $2,746,892. This consisted of aggregate gross unrealized appreciation for all securities of $6,012,068 and aggregate gross unrealized depreciation for all securities of $8,758,960.

The accompanying notes are an integral part of the financial statements.

                                       9
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO
                                                    October 31, 1999 (Unaudited)

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--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

Assets
Investments, at Cost ........................................     $96,229,408
                                                                 ============

Investments, at Value-- Note A ..............................      93,482,516
Cash ........................................................             217
Receivable for Portfolio Shares Sold ........................         203,713
Receivable for Investments Sold .............................       3,699,023
Dividends and Interest Receivable ...........................          97,204
Other Assets ................................................          27,910
                                                                 ------------
   Total Assets .............................................      97,510,583
                                                                 ------------
Liabilities
Payable to Investment Purchased .............................       2,393,627
Payable for Portfolio Shares Redeemed .......................         119,351
Payable for Advisory Fees -- Note B .........................          46,112
Payable for Administrative Fees -- Note C ...................          18,604
Payable for Custodian Fees -- Note D ........................           3,708
Payable for Trustees' Fees -- Note F ........................             208
                                                                 ------------
   Total Liabilities ........................................       2,581,610
                                                                 ------------
Net Assets ..................................................     $94,928,973
                                                                 ============
Net Assets Consist of:
Paid in Capital .............................................     $97,730,959
Undistributed Net Investment Income .........................          44,357
Accumulated Net Realized Loss ...............................         (99,451)
Unrealized Depreciation .....................................      (2,746,892)
                                                                 ------------
Net Assets ..................................................     $94,928,973
                                                                 ============

Institutional Class Shares
Shares Issued and Outstanding (Unlimited authorization,
 no par value) ..............................................       8,311,877
Net Asset Value, Offering and Redemption Price Per Share ....          $11.42
                                                                       ======



The accompanying notes are an integral part of the financial statements.

                                       10
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UAM FUNDS                          CLIPPER FOCUS PORTFOLIO
                                   SIX MONTHS ENDED OCTOBER 31, 1999 (Unaudited)

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--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Investment Income
Dividends .......................................................  $   951,953
Interest ........................................................       97,864
                                                                   -----------
   Total Income .................................................    1,049,817
                                                                   -----------
Expenses
Investment Advisory Fees -- Note B ..............................      420,663
Administrative Fees -- Note C ...................................       92,709
Filing and Registration Fees ....................................       19,439
Printing Fees ...................................................       13,055
Shareholder Servicing Fees ......................................       44,732
Custodian Fees -- Note D ........................................        8,250
Audit Fees ......................................................        7,444
Legal Fees ......................................................        2,930
Trustees' Fees -- Note F ........................................        1,610
Other Expenses ..................................................        2,886
Investment Advisory Fees Waived -- Note B .......................      (24,902)
                                                                   -----------
   Net Expenses .................................................      588,816
                                                                   -----------
Net Investment Income ...........................................      461,001
                                                                   -----------
Net Realized Loss on Investments ................................   (1,167,471)
Net Change in Unrealized Appreciation/Depreciation of Investments   (4,746,189)
                                                                   -----------
Net Loss on Investments .........................................   (5,913,660)
                                                                   -----------
Net Increase in Net Assets Resulting from Operations ............  $ 5,452,659
                                                                   ===========


The accompanying notes are an integral part of the financial statements.

                                       11
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             Six Months         September 10,
                                                                                Ended             1998* to
                                                                          October 31, 1999        April 30,
                                                                             (Unaudited)            1999
                                                                          ----------------      -------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income .........................................          $    461,001        $    174,842
   Net Realized Gain (Loss) ......................................            (1,167,471)          1,070,188
   Net Change in Unrealized Appreciation (Depreciation) ..........            (4,746,189)          1,999,297
                                                                            ------------        ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations            (5,452,659)          3,244,327
                                                                            ------------        ------------
Distributions:
   Net Investment Income .........................................              (495,046)           (121,988)
   Net Realized Gain .............................................                    --              (2,168)
                                                                            ------------        ------------
   Total Distributions ...........................................              (495,046)           (124,156)
                                                                                                ------------
Share Transactions: (1)
   Issued ........................................................            46,373,360          74,151,882
   In Lieu of Cash Distributions .................................               485,203             121,430
   Redeemed ......................................................           (10,117,145)        (13,258,223)
                                                                            ------------        ------------
   Net Increase from Capital Share Transactions ..................            36,741,418          61,015,089
                                                                            ------------        ------------
         Total Increase ..........................................            30,793,713          64,135,260
Net Assets:
   Beginning of Period ...........................................            64,135,260                  --
                                                                            ------------        ------------
   End of Period (Including undistributed net
     investment income of $44,356 and $78,402, respectively) .....          $ 94,928,973        $ 64,135,260
                                                                            ============        ============

(1) Shares Issued and Redeemed:
   Shares Issued .................................................             3,864,121           6,411,970
   In Lieu of Cash Distributions .................................                40,598              10,725
   Shares Redeemed ...............................................              (853,069)         (1,162,468)
                                                                            ------------        ------------
   Net Increase in Shares Outstanding ............................             3,051,650           5,260,227
                                                                            ============        ============

* Commencement of Operations


The accompanying notes are an integral part of the financial statements.

                                       12
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO
                                                         OCTOBER 31, 1999

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                             Six Months        September 10,
                                                               Ended             1998* to
                                                         October 31, 1999        April 30,
                                                            (Unaudited)            1999
                                                           -------------      -------------
Net Asset Value, Beginning of Period ...............          $ 12.19            $ 10.00
                                                              -------            -------
Income from Investment Operations
   Net Investment Income ...........................             0.10               0.05
   Net Realized and Unrealized Gain ................            (0.80)              2.18
                                                              -------            -------
   Total from Investment Operations ................            (0.70)              2.23
                                                              -------            -------
Distributions:
   Net Investment Income ...........................            (0.07)             (0.04)
   Net Realized Gain ...............................               --                 --@
                                                              -------            -------
   Total Distributions .............................            (0.07)             (0.04)
                                                              -------            -------
Net Asset Value, End of Period .....................          $ 11.42            $ 12.19
                                                              -------            -------
Total Return+ ......................................            (5.77)%***         22.33%***
                                                              =======            =======

Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ..............          $94,929            $64,135
Ratio of Expenses to Average Net Assets ............             1.40%**            1.40%**
Ratio of Net Investment Income to Average Net Assets             1.34%**            1.05%**
Portfolio Turnover Rate ............................               25%                22%

  * Commencement of Operations
 ** Annualized
*** Not annualized
  @ Amount is less than $0.01 per share.
  + Total return would have been lower had certain fees not been waived by the Adviser.The accompanying notes are an integral part of the financial statements.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Clipper Focus Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a non-diversified, open-end management investment company. At October 31, 1999, the UAM Funds were comprised of 48 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide long-term growth of capital by investing in a concentrated portfolio of the stocks that, in the opinion of the Adviser, are significantly undervalued.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

         2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio

                                       14
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO

--------------------------------------------------------------------------------

     has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

         Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO

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     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Pacific Financial Research, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.40% of average daily net assets for the month.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.079% per annum of the average daily net assets of the Portfolio, an annual base fee of $87,500, and a fee based on the number of active shareholder accounts.

     For the six months October 31, 1999, the Administrator was paid $92,709, of which $47,139 was paid to CGFSC for their services, $9,889 to DST for their services, and $11,109 to UAMSSC for their services.

     Effective November 1, 1999, the UAM Funds' Board of Directors approved a change in the Sub-administrator from CGFSC to SEI Investments Mutual Funds Services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO

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     F. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Trustees meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

     G. Purchases and Sales: For the six months October 31, 1999, the Portfolio made purchases of $55,505,469 and sales of $19,492,535 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 1999, the Portfolio had no borrowings under the agreement.

     I. Other: At October 31, 1999, 67% of total shares outstanding were held by 1 record shareholder.

                                       17
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UAM FUNDS                                                CLIPPER FOCUS PORTFOLIO

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Officers and Trustees

Norton H. Reamer                               Peter M. Whitman, Jr.
Trustee, President and Chairman                Trustee

John T. Bennett, Jr.                           William H. Park
Trustee                                        Vice President

Nancy J. Dunn                                  Michael E. DeFao
Trustee                                        Secretary

Philip D. English                              Gary L. French
Trustee                                        Treasurer

William A. Humenuk                             Robert R. Flaherty
Trustee                                        Assistant Treasurer

James P. Pappas                                Robert J. Della Croce
Trustee                                        Assistant Treasurer
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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Pacific Financial Research, Inc.
9601 Wilshire Boulevard, Suite 800
Beverly Hills, CA 90210

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110





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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
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